Financial risk management - Foreign Currency Sensitivity Analysis (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Impact on equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	€ 80.9	€ 74.5
Impact on net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(38.5)	(8.0)
US dollar | Impact on equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	81.3	78.3
US dollar | Impact on net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	10.3	4.2
Japanese yen | Impact on equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(0.4)	(3.8)
Japanese yen | Impact on net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(30.4)	(2.6)
Taiwanese dollar | Impact on equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	0.0	0.0
Taiwanese dollar | Impact on net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(7.9)	0.4
Other currencies | Impact on equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	0.0	0.0
Other currencies | Impact on net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	€ (10.5)	€ (10.0)